Borrowings and Lines of Credit (ST Borrowings Narrative) (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017
Debt Disclosure [Abstract]
Maximum Commercial Paper Borrowing Authority	$ 4,350
Short Term Line of Credit Facilities Remaining Borrowing Capacities	$ 2,200
Short Term Debt Weighted Average Interest Rate, Avg Outstanding	1.50%	1.50%	1.10%
Total Debt Weighted Average Interest Rate, Avg Outstanding	3.50%	3.50%	3.50%
Short Term Debt Weighted Average Interest Rate, Outstanding	1.242%	1.242%	2.276%
Total Debt Weighted Average Interest Rate, Outstanding	3.50%	3.50%	3.50%
Line of Credit Facility [Line Items]
Aggregate Line of Credit Facility Maximum Borrowing Capacity	$ 4,350
Commercial paper, euro-denominated	$ 858	€ 750
Multicurrency Revolving Credit Agreement [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Expiration Date	Aug. 05, 2021
Line of Credit Facility, Maximum Borrowing Capacity	$ 2,150
Borrowings under Long-term Lines of Credit	$ 0
Revolving Credit Agreement [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Expiration Date	Aug. 05, 2021
Line of Credit Facility, Maximum Borrowing Capacity	$ 2,200
Borrowings under Long-term Lines of Credit	$ 0
Revolving Credit Agreement, Current [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Expiration Date	May 25, 2019
Line of Credit Facility, Maximum Borrowing Capacity	$ 1,500
Borrowings under Lines of Credit, Current	$ 0